Accounts Receivable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, percentage of balances more than six months old	16.00%	15.00%
Percentage of outstanding patient accounts receivables to be reserved as per Company's policy	100.00%
Account receivable outstanding, number of months	4 months
Increase in allowance for doubtful accounts	$ 14,714
Health Care Patient
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	2.00%	2.00%
Accounts Receivable | Government-based Programs, Medicare and Medicaid
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	80.00%
Accounts Receivable | Health Care Patient | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	1.00%